UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

              Investment Company Act file number   811-09140
                                                -----------------

                       Phoenix Institutional Mutual Funds
    -------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                              Greenfield, MA 01301
    -------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


             Kevin J. Carr, Esq.
    Vice President, Chief Legal Officer,           John R. Flores, Esq.
        Counsel and Secretary for                     Vice President
                Registrant                    Litigation/Employment Counsel
      Phoenix Life Insurance Company          Phoenix Life Insurance Company
             One American Row                       One American Row
            Hartford, CT 06102                     Hartford, CT 06102
    -------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574
                                                          ---------------

                      Date of fiscal year end: December 31
                                              ------------

                    Date of reporting period: March 31, 2005
                                             ---------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedules of Investments are attached herewith.


PHOENIX INSTITUTIONAL BOND FUND


                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2005
                                   (UNAUDITED)


                                                    PAR VALUE
                                                      (000)         VALUE
                                                    ---------   ------------

U.S. GOVERNMENT SECURITIES--12.2%

U.S. TREASURY BONDS--1.6%
U.S. Treasury Bond 5.375%, 2/15/31                    $1,780    $  1,939,992

U.S. TREASURY NOTES--10.6%
U.S. Treasury Note 3.125%, 4/15/09                       805         776,290
U.S. Treasury Note 3.375%, 9/15/09                       995         964,334
U.S. Treasury Note 3.625%, 1/15/10                     8,385       8,184,221
U.S. Treasury Note 4.75%, 5/15/14                        305         310,719
U.S. Treasury Note 4.25%, 8/15/14                      2,235       2,191,697
                                                                ------------
                                                                  12,427,261
                                                                ------------
----------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $14,643,470)                                     14,367,253
----------------------------------------------------------------------------

AGENCY MORTGAGE-BACKED SECURITIES--21.3%
FHLMC 5.50%, 8/1/18                                      322         329,354
FHLMC 5.50%, 8/1/18                                      302         308,342
FHLMC 5.50%, 8/1/18                                      560         572,106
FHLMC 4.50%, 10/1/18                                     732         717,607
FNMA 5%, 2/1/18                                        1,649       1,650,183
FNMA 4.50%, 9/1/18                                       677         662,393
FNMA 4.50%, 11/1/18                                    1,377       1,349,136
FNMA 6%, '29-'34                                       3,330       3,409,201
FNMA 7%, 11/1/30                                         124         130,433
FNMA 5.50%, '33-'35                                    7,700       7,721,791
FNMA 5%, 7/1/33                                        1,256       1,232,115
FNMA 5%, 7/1/33                                        1,258       1,233,723
FNMA 6.50%, 8/1/33                                     1,017       1,058,333
FNMA 4.50%, 9/1/33                                       304         288,525
FNMA 5%, 11/1/33                                       1,287       1,262,424
GNMA 6.114%, 11/16/21                                    830         865,260
GNMA 7%, 8/15/29                                         141         149,467
GNMA 6.50%, '31-'32                                      824         861,622
GNMA 5%, 9/15/33                                       1,172       1,157,962
----------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $24,916,529)                                     24,959,977
----------------------------------------------------------------------------

MUNICIPAL BONDS--13.2%

ARIZONA--0.2%
Scottsdale Preservation Authority
  Excise Tax Revenue 5%, 7/1/13                          260         281,879


                                                    PAR VALUE
                                                      (000)         VALUE
                                                    ---------   ------------

MUNICIPAL BONDS (continued)

CALIFORNIA--2.6%
Alameda Corridor Transportation
  Authority Revenue Taxable Series
  C 6.50%, 10/1/19 (MBIA Insured)                     $  930    $  1,040,874
Fresno County Pension Obligation
  Revenue Taxable 6.21%, 8/15/06
  (FSA Insured)                                          340         349,792
Fresno County Pension Obligation
  Revenue Taxable Series A 3.45%,
  8/15/10 (FGIC Insured)                               1,105       1,040,667
Oakland Pension Obligation Revenue
  Taxable Series A 6.95%, 12/15/08
  (MBIA Insured)                                          66          71,699
Oakland Pension Obligation Revenue
  Taxable Series A 6.98%, 12/15/09
  (MBIA Insured)                                          34          37,349
San Luis Obispo County Pension
  Obligation Revenue Taxable Series
  A 4.20%, 9/1/14 (MBIA Insured)                         490         458,400
                                                                ------------
                                                                   2,998,781
                                                                ------------

COLORADO--0.2%
Denver City and County School
  District No. 1 Pension
  Certificates of Participation
  Taxable 6.76%, 12/15/07 (AMBAC
  Insured)                                               265         281,398

CONNECTICUT--2.1%
Hartford General Obligation Taxable
  Series B 4.13%, 8/1/07 (FSA
  Insured)(i)                                            450         449,779
Hartford General Obligation Taxable
  Series B 5.01%, 8/1/15 (FSA
  Insured)(i)                                            450         451,409
Mashantucket Western Pequot Tribe
  Revenue Taxable Series A 144A
  6.57%, 9/1/13 (FSA Insured)(b)                         715         778,842
Mashantucket Western Pequot Tribe
  Special Revenue Taxable Series A
  6.91%, 9/1/12 (MBIA Insured)(b)                        755         830,138
                                                                ------------
                                                                   2,510,168
                                                                ------------

FLORIDA--0.6%
University of Miami Exchangeable
  Revenue Taxable Series A 7.40%,
  4/1/11 (MBIA Insured)                                  140         146,996

PHOENIX INSTITUTIONAL BOND FUND

                                                    PAR VALUE
                                                      (000)         VALUE
                                                    ---------   ------------

MUNICIPAL BONDS (continued)

FLORIDA (CONTINUED)
University of Miami Exchangeable
  Revenue Taxable Series A 7.65%,
  4/1/20 (MBIA Insured)                               $  550    $    581,289
                                                                ------------
                                                                     728,285
                                                                ------------

GEORGIA--0.6%
Fulton County Development Authority
  Revenue Georgia Tech Foundation
  Funding Revenue Series A 5%,
  11/1/31                                                655         671,434

ILLINOIS--0.8%
Chicago General Obligation Taxable
  Series D 4.34%, 1/1/10 (MBIA
  Insured)                                               330         327,195
Kane, Cook & Du Page Counties
  School District No. 46 General
  Obligation Taxable Series D 5%,
  1/1/10 (FGIC Insured)                                  265         267,761
McHenry County Community Unit
  School District No. 12 General
  Obligation Taxable 5%, 12/1/11
  (FSA Insured)                                          135         136,821
Metropolitan Pier & Exposition
  Authority McCormick Place
  Expansion Revenue Series A 5%,
  12/15/28 (MBIA Insured)                                225         230,918
                                                                ------------
                                                                     962,695
                                                                ------------

MASSACHUSETTS--0.6%
Massachusetts State General
  Obligation Series C 5.50%,
  11/1/13 (FGIC Insured)                                 605         679,155

MICHIGAN--0.9%
Detroit General Obligation Taxable
  4.97%, 5/1/13 (FSA Insured)                            200         200,124
Detroit Water Supply System Revenue
  Series  A 4.50%, 7/1/30 (FGIC
  Insured)                                               530         510,602
Detroit Water Supply System Revenue
  Series A 4.50%, 7/1/32 (FGIC
  Insured)                                               400         383,600
                                                                ------------
                                                                   1,094,326
                                                                ------------

NEW YORK--1.4%
Metropolitian Transportation
  Authority Service Contract
  Revenue Series A 5%, 7/1/30
  (AMBAC Insured)                                      1,005       1,034,437
Sales Tax Asset Receivable Corp.
  Revenue Taxable Series B 3.60%,
  10/15/08 (FSA Insured)                                 320         312,838


                                                    PAR VALUE
                                                      (000)         VALUE
                                                    ---------   ------------

MUNICIPAL BONDS (continued)

NEW YORK (CONTINUED)
University of Rochester Revenue
  Taxable 5.40%, 7/1/18 (MBIA
  Insured)                                            $  255    $    260,304
                                                                ------------
                                                                   1,607,579
                                                                ------------

OREGON--1.4%
Oregon Local Governments Pension
  General Obligation Taxable
  5.771%, 6/1/16 (AMBAC Insured)                         150         156,911
Oregon Local Governments Pension
  General Obligation Taxable
  5.871%, 6/1/17 (AMBAC Insured)                       1,000       1,064,460
Oregon School Boards Association
  2004 Pension Revenue Taxable
  5.023%, 6/30/16 (FSA Insured)                          385         381,808
                                                                ------------
                                                                   1,603,179
                                                                ------------

PENNSYLVANIA--0.5%
Philadelphia Authority for
  Industrial Development Pension
  Funding Revenue Taxable Series A
  5.79%, 4/15/09 (MBIA Insured)                          165         172,326
Pittsburgh Pension General
  Obligation Taxable Series B
  6.35%, 3/1/13 (FGIC Insured)                           400         430,556
                                                                ------------
                                                                     602,882
                                                                ------------

SOUTH DAKOTA--0.2%
Educational Enhancement Funding
  Corp. Revenue Taxable Series A
  6.72%, 6/1/25                                          223         215,925

TEXAS--0.3%
Frisco Independent School District
  General Obligation 5.125%,
  8/15/30 (PSF Guaranteed)                               370         382,695

WASHINGTON--0.4%
Washington State General Obligation
  Series C 5.50%, 7/1/13 (MBIA
  Insured)                                               440         491,471

WISCONSIN--0.4%
Wisconsin State General Obligation
  Series 1 5.50%, 11/1/13 (MBIA
  Insured)                                               385         432,189
----------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $15,360,365)                                     15,544,041
----------------------------------------------------------------------------

ASSET-BACKED SECURITIES--4.0%
Bombardier Capital Mortgage
  Securitization Corp. 99-A, A3
  5.98%, 1/15/18                                         499         472,862

PHOENIX INSTITUTIONAL BOND FUND
                                                    PAR VALUE
                                                      (000)         VALUE
                                                    ---------   ------------

ASSET-BACKED SECURITIES (continued)
Capital Auto Receivables Assets
  04-2, A3 3.58%, 1/15/09                             $1,065    $  1,047,028
Carmax Auto Owner Trust 04-2 D
  3.67%, 9/15/11                                         500         494,375
Chase Funding Mortgage Loan Trust
  02-2, 1M2 6.042%, 3/25/31                              600         607,534
Chase Manhattan Auto Owner Trust
  03-C, A4 2.94%, 6/15/10                                415         405,564
Renaissance Home Equity Loan Trust
  05-1, AF2 4.263%, 5/25/35(g)                           600         595,594
Wachovia Auto Owner Trust 04-B, A4
  3.44%, 3/21/11                                       1,090       1,062,280
----------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $4,761,652)                                       4,685,237
----------------------------------------------------------------------------

DOMESTIC CORPORATE BONDS--15.3%

AEROSPACE & DEFENSE--0.1%
L-3 Communications Corp. 6.125%,
  1/15/14                                                160         158,400

AGRICULTURAL PRODUCTS--0.2%
Corn Products International, Inc.
  8.25%, 7/15/07                                         215         232,092

AIRLINES--2.8%
Continental Airlines, Inc. 01-1
  6.703%, 12/15/22                                       210         200,583
Continental Airlines, Inc. 01-1, A2
  6.503%, 12/15/12                                       365         350,560
Continental Airlines, Inc. 98-1 A
  6.648%, 3/15/19                                        473         449,155
Delta Air Lines, Inc. 02-1, G-1
  6.718%, 1/2/23                                       1,796       1,868,145
Delta Air Lines, Inc. 02-1, G-2
  6.417%, 7/2/12                                         230         239,241
Northwest Airlines, Inc. 00-1
  8.072%, 4/1/21                                         206         225,439
                                                                ------------
                                                                   3,333,123
                                                                ------------

ASSET MANAGEMENT & CUSTODY BANKS--0.2%
Amvescap plc 5.375%, 12/15/14                            245         238,532

AUTOMOBILE MANUFACTURERS--0.2%
DaimlerChrysler NA Holding Corp.
  6.50%, 11/15/13(d)                                     200         207,995

BREWERS--0.2%
Coors Brewing Co. 6.375%, 5/15/12                        195         209,528

BROADCASTING & CABLE TV--0.4%
Cox Communications, Inc. 7.75%,
  11/1/10                                                190         211,025
Liberty Media Corp. 5.70%, 5/15/13                       330         311,529
                                                                ------------
                                                                     522,554
                                                                ------------


                                                    PAR VALUE
                                                      (000)         VALUE
                                                    ---------   ------------

DOMESTIC CORPORATE BONDS (continued)

CASINOS & GAMING--0.7%
Argosy Gaming Co. 7%, 1/15/14                         $  115    $    124,919
GTECH Holdings Corp. 4.75%, 10/15/10                     150         147,369
Harrah's Operating Co., Inc. 7.50%,
  1/15/09                                                460         500,341
                                                                ------------
                                                                     772,629
                                                                ------------

COMMUNICATIONS EQUIPMENT--0.2%
Motorola, Inc. 7.625%, 11/15/10                          185         207,877

CONSUMER FINANCE--2.1%
Capital One Financial Corp. 5.25%,
  2/21/17                                                200         190,677
Ford Motor Credit Co. 7.25%,
  10/25/11(d)                                            235         231,904
General Electric Capital Corp. 6%,
  6/15/12                                                465         495,430
General Motors Acceptance Corp.
  6.875%, 9/15/11                                        455         411,703
General Motors Acceptance Corp.
  6.75%, 12/1/14                                         235         202,994
Household Finance Corp. 6.375%,
  11/27/12                                                95         102,717
HSBC Finance Corp. 6.75%, 5/15/11                        235         257,262
SLM Corp. 4.536%, 2/1/10(g)                              600         591,468
                                                                ------------
                                                                   2,484,155
                                                                ------------

DIVERSIFIED CAPITAL MARKETS--0.5%
Deutsche Bank AG NY Series GS
  4.56%, 3/22/10(g)                                      620         620,000

DIVERSIFIED COMMERCIAL SERVICES--0.6%
Cendant Corp. 6.25%, 3/15/10                             190         199,605
International Lease Finance Corp.
  4.75%, 1/13/12                                         465         450,728
                                                                ------------
                                                                     650,333
                                                                ------------

ELECTRIC UTILITIES--0.6%
Oncor Electric Delivery Co. 6.375%,
  1/15/15                                                265         285,529
PPL Capital Funding Trust I Series
  A 4.33%, 3/1/09                                        335         325,926
Public Service Co. of New Mexico
  4.40%, 9/15/08                                         135         133,639
                                                                ------------
                                                                     745,094
                                                                ------------

ELECTRONIC MANUFACTURING SERVICES--0.3%
Jabil Circuit, Inc. 5.875%, 7/15/10                      285         294,613

ENVIRONMENTAL SERVICES--0.1%
Allied Waste North America Series B
  9.25%, 9/1/12                                          100         107,500

HEALTH CARE FACILITIES--0.3%
HCA, Inc. 6.30%, 10/1/12                                 110         110,445

PHOENIX INSTITUTIONAL BOND FUND

                                                    PAR VALUE
                                                      (000)         VALUE
                                                    ---------   ------------

DOMESTIC CORPORATE BONDS (continued)

HEALTH CARE FACILITIES (CONTINUED)
Manor Care, Inc. 8%, 3/1/08                           $  165    $    179,436
                                                                ------------
                                                                     289,881
                                                                ------------

HOTELS, RESORTS & CRUISE LINES--0.1%
Royal Caribbean Cruises Ltd. 8.75%,
  2/2/11                                                 130         148,362

INTEGRATED TELECOMMUNICATION SERVICES--0.5%
AT&T Corp. 9.05%, 11/15/11(g)                            110         125,537
Sprint Capital Corp. 8.375%, 3/15/12                     435         508,384
                                                                ------------
                                                                     633,921
                                                                ------------

INVESTMENT BANKING & BROKERAGE--1.0%
Credit Suisse First Boston USA,
  Inc. 5.125%, 1/15/14                                   410         407,093
Goldman Sachs Group, Inc. 4.75%,
  7/15/13(d)                                             480         461,695
Lehman Brothers Holdings, Inc.
  4.80%, 3/13/14(d)                                      285         274,879
                                                                ------------
                                                                   1,143,667
                                                                ------------

IT CONSULTING & OTHER SERVICES--0.1%
Unisys Corp. 6.875%, 3/15/10                             125         125,312

LIFE & HEALTH INSURANCE--0.7%
Jackson National Life Global
  Funding 144A 4.536%, 2/10/10(b)(g)                     620         614,420
Jefferson-Pilot Corp. 4.75%, 1/30/14                     215         208,358
                                                                ------------
                                                                     822,778
                                                                ------------

MOVIES & ENTERTAINMENT--0.2%
Time Warner, Inc. 6.875%, 5/1/12(d)                      220         240,258

OIL & GAS EQUIPMENT & SERVICES--0.1%
Hornbeck Offshore Services, Inc.
  Series B 6.125%, 12/1/14                               115         113,850

OIL & GAS EXPLORATION & PRODUCTION--0.3%
Chesapeake Energy Corp. 8.125%,
  4/1/11                                                 240         255,600
Chesapeake Energy Corp. 144A
  6.375%, 6/15/15(b)                                      35          34,738
                                                                ------------
                                                                     290,338
                                                                ------------

OIL & GAS REFINING, MARKETING & TRANSPORTATION--0.3%
Citgo Petroluem Corp. 6%, 10/15/11                       130         129,025
Pacific Energy Partners LP/ Pacific
  Energy Finance Corp. 7.125%,
  6/15/14                                                225         234,000
                                                                ------------
                                                                     363,025
                                                                ------------


                                                    PAR VALUE
                                                      (000)         VALUE
                                                    ---------   ------------

DOMESTIC CORPORATE BONDS (continued)

OTHER DIVERSIFIED FINANCIAL SERVICES--0.8%
TIAA Global Markets 144A 2.75%,
  1/13/06(b)                                          $  690    $    683,006
TIAA Global Markets 144A 4.125%,
  11/15/07(b)                                            275         273,477
                                                                ------------
                                                                     956,483
                                                                ------------

PROPERTY & CASUALTY INSURANCE--0.5%
Berkley (W.R.) Corp. 5.875%, 2/15/13                     215         218,270
HSB Capital I Series B 3.57%,
  7/15/27(g)                                             365         363,884
                                                                ------------
                                                                     582,154
                                                                ------------

REGIONAL BANKS--0.5%
BB&T Corp. 5.20%, 12/23/15                               395         394,820
PNC Funding Corp. 5.25%, 11/15/15                        235         233,102
                                                                ------------
                                                                     627,922
                                                                ------------

REITS--0.3%
Health Care REIT, Inc. 6%, 11/15/13                      185         188,281
HRPT Properties Trust 5.75%, 2/15/14                     210         214,396
                                                                ------------
                                                                     402,677
                                                                ------------

SPECIALIZED FINANCE--0.2%
CIT Group Holdings, Inc. 5.125%,
  9/30/14                                                285         281,315

SPECIALTY CHEMICALS--0.2%
Huntsman Advanced Materials LLC
  144A 11%, 7/15/10(b)                                   155         178,638
----------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $17,945,042)                                     17,985,006
----------------------------------------------------------------------------

NON-AGENCY MORTGAGE-BACKED SECURITIES--23.1%
ABFS Mortgage Loan Trust 02-2, M2
  6.68%, 7/15/33(g)                                      300         307,048
ABSC Net Interest Margin Trust
  04-HE9, A1 144A 5%, 12/25/34(b)                        361         360,649
Bear Stearns Asset Backed
  Securities Net Interest Margin
  04-HE5N, A3 5%, 7/25/34                                450         411,398
Bear Stearns Structured Products
  Inc. 04-5, A P.O. 144A 0%,
  2/25/34(b)                                             579         528,302
Bear Stearns Structured Products,
  Inc. 04-15, A1 P.O. 144A 0%,
  11/27/34(b)                                            727         629,707
Bear Stearns Structured Products,
  Inc. 04-6,  P.O. 0%, 2/25/34                           894         824,810
Chase Mortgage Finance Corp. 04-S3,
  3A1 6%, 3/25/34                                        954         968,746
Commercial Mortgage Pass-Through
  Certificates 04-LB4A, A5 4.84%,
  10/15/37                                             1,130       1,104,801

PHOENIX INSTITUTIONAL BOND FUND

                                                    PAR VALUE
                                                      (000)         VALUE
                                                    ---------   ------------

NON-AGENCY MORTGAGE-BACKED SECURITIES (continued)
Countrywide Asset-Backed
  Certificates 04-5N,  N1 144A
  5.50%, 10/25/35(b)                                  $  334    $    332,685
Countrywide Partnership Trust Net
  Interest Margin 04-EC1N 144A 5%,
  9/25/35(b)                                             638         639,695
Credit Suisse First Boston Mortgage
  Securities Corp.  04-1, 1A1
  5.75%, 2/25/34                                         425         429,057
Deutsche Mortgage Securities, Inc.
  04-1, 3A3 3.69%, 12/25/33                            1,140       1,134,167
Final Maturity Amortizing Notes
  05-2 1 4%, 2/25/10                                     660         652,266
First Horizon Mortgage Pass-Through
  Trust 03-2, 1A12 5.75%, 4/25/33                      1,470       1,500,917
GE Capital Commercial Mortgage
  Corp. 04-C3, A4 5.189%, 7/10/39(g)                   1,205       1,213,986
GMAC Mortgage Corp. Loan Trust
  02-J6, A17 6.25%, 10/25/32                             694         692,251
Greenwich Capital Commercial
  Funding Corp. 04-GG1, A7 5.317%,
  6/10/36(g)                                           1,130       1,149,639
GSAMP Trust 05-NC1N 144A 5%,
  2/25/35(b)                                             519         516,897
Home Equity Asset Trust 03-8N, A
  144A 5%, 5/27/34(b)                                    113         113,063
J.P. Morgan Chase Commercial
  Mortgage Securities Corp.
  01-CIBC, A3 6.26%, 3/15/33                           1,130       1,212,745
LB-UBS Commercial Mortgage Trust
  04-C4, A2 4.567%, 6/15/29(g)                         1,015       1,013,694
LB-UBS Commercial Mortgage Trust
  04-C7, A6 4.786%, 10/15/29(g)                        1,125       1,096,875
Lehman Brothers Commercial Conduit
  Mortgage Trust 99-C2, A2 7.325%,
  10/15/32                                             1,110       1,217,648
Master Resecuritization Trust 04-3,
  CTFS 5%, 10/28/34                                      914         891,257
Merrill Lynch Mortgage Trust
  04-KEY2, A4 4.864%, 8/12/39(g)                       1,110       1,088,819
Nationslink Funding Corp. 99-2, A2C
  7.229%, 6/20/31                                        830         893,628
PNC Mortgage Acceptance Corp.
  00-C2, A2 7.30%, 10/12/33                            1,230       1,367,732
Residential Funding Mortgage
  Securities I 05-SA1, 2A 4.916%,
  3/25/35(g)                                             596         594,537
Starwood Commercial Mortgage Trust
  99-C1A, A1 144A 6.60%, 2/3/14(b)                       654         681,853
Structured Asset Securities Corp.
  05-1, 6A1 6%, 2/25/35                                1,745       1,775,551


                                                    PAR VALUE
                                                      (000)         VALUE
                                                    ---------   ------------

NON-AGENCY MORTGAGE-BACKED SECURITIES (continued)
Structured Asset Securities Corp.
  Net Interest Margin Trust
  04-23XS  A 144A 5.50%, 2/28/35(b)                   $  232    $    231,938
Wachovia Bank Commercial Mortgage
  Trust 04-C12, A4 5.235%,
  7/15/41(g)                                           1,010       1,028,261
Wells Fargo Mortgage Backed
  Securities Trust 03-4, A18 5.50%,
  6/25/33                                                580         573,777
----------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $27,124,463)                                     27,178,399
----------------------------------------------------------------------------

FOREIGN GOVERNMENT SECURITIES--3.9%

BRAZIL--0.2%
Federative Republic of Brazil
  9.25%, 10/22/10                                         55          58,025
Federative Republic of Brazil
  8.875%, 10/14/19                                       180         176,130
                                                                ------------
                                                                     234,155
                                                                ------------

CHILE--0.3%
Republic of Chile 3.11%, 1/28/08(g)                      315         316,575

MEXICO--1.1%
United Mexican States 8.375%,
  1/14/11                                              1,135       1,291,630

PANAMA--0.8%
Republic of Panama 7.25%, 3/15/15                        305         304,237
Republic of Panama 9.375%, 1/16/23                       580         652,500
                                                                ------------
                                                                     956,737
                                                                ------------

PHILIPPINES--0.4%
Republic of Philippines 8.25%,
  1/15/14                                                410         407,438

RUSSIA--0.7%
Russian Federation 5%,
  3/31/30(g)(j)                                          790         811,962

SOUTH AFRICA--0.2%
Republic of South Africa 6.50%,
  6/2/14                                                 255         267,750

TURKEY--0.2%
Republic of Turkey 7.375%, 2/5/25                        305         288,225
----------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $4,569,341)                                       4,574,472
----------------------------------------------------------------------------

FOREIGN CORPORATE BONDS(f)--4.7%

AUSTRALIA--0.3%
United Energy Distribution Holdings
  Property Ltd. 144A 5.45%,
  4/15/16(b)                                             265         271,711
Westfield Capital Corp. 144A
  5.125%, 11/15/14(b)                                    140         137,896
                                                                ------------
                                                                     409,607
                                                                ------------

PHOENIX INSTITUTIONAL BOND FUND

                                                    PAR VALUE
                                                      (000)         VALUE
                                                    ---------   ------------

FOREIGN CORPORATE BONDS (continued)

BRAZIL--0.5%
Petrobras International Finance Co.
  9.75%, 7/6/11                                       $  155    $    177,087
Petrobras International Finance Co.
  9.125%, 7/2/13                                         345         372,600
                                                                ------------
                                                                     549,687
                                                                ------------

CANADA--0.3%
Bombardier, Inc. 144A 6.30%,
  5/1/14(b)                                              180         152,100
Inco Ltd. 5.70%, 10/15/15                                185         187,924
                                                                ------------
                                                                     340,024
                                                                ------------

CHILE--0.7%
Banco Santander Corp. 144A 5.375%,
  12/9/14(b)                                             190         188,276
Petropower I Funding Trust 144A
  7.36%, 2/15/14(b)                                      617         604,568
                                                                ------------
                                                                     792,844
                                                                ------------

GERMANY--0.2%
Deutsche Telekom International
  Finance BV 8.50%, 6/15/10                              165         189,763

HONG KONG--0.2%
Hutchison Whampoa International
  Ltd. 144A 6.25%, 1/24/14(b)                            210         218,387

JAPAN--0.2%
Mizuho Finance Group Cayman Ltd.
  144A 5.79%, 4/15/14(b)                                 265         268,525

KAZAKHSTAN--0.4%
Kazkommerts International BV 144A
  8.50%, 4/16/13(b)                                      500         507,500

LUXEMBOURG--0.3%
Lighthouse International Co. SA
  144A 8%, 4/30/14(b)(e)                                 250         327,314

MEXICO--0.6%
America Movil SA de CV 5.75%,
  1/15/15                                                265         256,136
Pemex Finance Ltd. 9.03%, 2/15/11                        395         443,613
                                                                ------------
                                                                     699,749
                                                                ------------
NETHERLANDS--0.2%
Coca-Cola HBC Finance BV 5.50%,
  9/17/15(d)                                             245         249,673

NORWAY--0.4%
Norske Skogindustrier ASA 144A
  6.125%, 10/15/15(b)                                    425         439,279


                                                    PAR VALUE
                                                      (000)         VALUE
                                                    ---------   ------------

FOREIGN CORPORATE BONDS (continued)

QATAR--0.2%
Ras Laffan Liquefied Natural Gas
  Co., Ltd. 144A 3.437%, 9/15/09(b)                   $  220    $    214,947

SOUTH KOREA--0.1%
Chohung Bank 144A 4.50%,
  11/3/14(b)(g)                                           75          70,789
Korea Development Bank 5.75%,
  9/10/13                                                 70          71,896
                                                                ------------
                                                                     142,685
                                                                ------------

UNITED KINGDOM--0.1%
Vedanta Resources plc 144A 6.625%,
  2/22/10(b)                                             155         149,916
----------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $5,423,180)                                       5,499,900
----------------------------------------------------------------------------


                                                      SHARES
                                                      ------

DOMESTIC COMMON STOCKS--0.0%

PAPER PRODUCTS--0.0%
Northampton Pulp LLC(h)                                1,955           3,128
----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $78,535)                                              3,128
----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--97.7%
(IDENTIFIED COST $114,822,577)                                   114,797,413
----------------------------------------------------------------------------


                                                    PAR VALUE
                                                      (000)
                                                    ---------

SHORT-TERM INVESTMENTS--2.5%

COMMERCIAL PAPER--2.5%
UBS Finance Delaware LLC 2.83%,
  4/1/05                                              $2,880       2,880,000
----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $2,880,000)                                       2,880,000
----------------------------------------------------------------------------


TOTAL INVESTMENTS--100.2%
(IDENTIFIED COST $117,702,577)                                   117,677,413(a)

Other assets and liabilities, net--(0.2)%                           (293,453)
                                                                ------------
NET ASSETS--100.0%                                              $117,383,960
                                                                ============

PHOENIX INSTITUTIONAL BOND FUND



(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $1,323,270 and gross depreciation of $1,352,373 for federal income tax purposes. At March 31, 2005, the aggregate cost of securities for federal income tax purposes was $117,706,516.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2005, these securities amounted to a value of $10,979,256 or 9.4% of net assets.
(d) All or a portion segregated as collateral for a delayed delivery transactions or when-issued securities.
(e) Par value represents Euro.
(f) Foreign Corporate Bonds are determined based on the country in which the security is issued. The country at risk is determined based on criteria described in Note 1E "Foreign security country determination" in the Notes to Schedules of Investments.
(g) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(h) Illiquid and restricted security. Security valued at fair value as determined in good faith by or under the direction of the Trustees. At March 31, 2005, this securitiy amounted to a value of $3,128 or 0.0% of net assets. For acquisition information, see Note 3 "Illiquid and Restricted Securities" in the Notes to Schedules of Investments.
(i) This security is when-issued or has a delayed delivery settlement date.
(j) Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.

PHOENIX LOW DURATION CORE PLUS BOND FUND


                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2005
                                   (UNAUDITED)


                                                    PAR VALUE
                                                      (000)         VALUE
                                                    ---------    -----------

U.S. GOVERNMENT SECURITIES--4.0%

U.S. TREASURY NOTES--4.0%
U.S. Treasury Inflationary Note
  0.875%, 4/15/10(e)                                  $  604     $   594,324
----------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $591,586)                                           594,324
----------------------------------------------------------------------------

AGENCY MORTGAGE-BACKED SECURITIES--15.2%
FNMA 5.50%, 10/1/18                                      434         442,380
FNMA 4.50%, 12/1/19                                      300         293,525
FNMA 5%, 12/1/19                                         150         150,015
FNMA 5.50%, 2/1/35                                       600         601,313
FNMA 6%, 2/1/35                                          750         766,875
----------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $2,264,970)                                       2,254,108
----------------------------------------------------------------------------

MUNICIPAL BONDS--3.0%

CALIFORNIA--1.9%
San Bernardino County Finance
  Authority Pension Obligation
  Revenue Taxable 6.99%, 8/1/10
  (MBIA Insured)                                         250         276,782

ILLINOIS--1.0%
McHenry County Community Unit
  School District No. 12 General
  Obligation Taxable 5%, 12/1/11
  (FSA Insured)                                          140         141,889

PENNSYLVANIA--0.1%
City of Philadelphia Industrial
  Development Authority Pension
  Obligation Taxable Series A
  5.89%, 4/15/11 (MBIA Insured)                           20          21,258
----------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $444,323)                                           439,929
----------------------------------------------------------------------------

ASSET-BACKED SECURITIES--7.0%
Chase Funding Mortgage Loan Trust
  02-2, 1M2 6.042%, 3/25/31                              150         151,883
GSAA Home Equity Trust 04-10, AF2
  4.22%, 8/25/34(f)                                      100          99,001
GSAA Home Equity Trust 04-5, AF2
  4.736%, 6/25/34(f)                                     200         200,547
Onyx Acceptance Auto Trust 03-D, A4
  3.20%, 3/15/10                                         300         295,892


                                                    PAR VALUE
                                                      (000)         VALUE
                                                    ---------    -----------

ASSET-BACKED SECURITIES (continued)
Renaissance Home Equity Loan Trust
  05-1, AF2 4.263%, 5/25/35(f)                        $  300     $   297,797
----------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $1,048,603)                                       1,045,120
----------------------------------------------------------------------------

DOMESTIC CORPORATE BONDS--25.2%

AIRLINES--3.1%
American Airlines, Inc. 01-1
  6.977%, 5/23/21                                        133         120,675
Continental Airlines, Inc. 01-1, A2
  6.503%, 12/15/12                                        47          45,141
Continental Airlines, Inc. 98-1 A
  6.648%, 3/15/19                                         32          30,678
Delta Air Lines, Inc. 02-1, G-1
  6.718%, 1/2/23                                         249         259,225
                                                                 -----------
                                                                     455,719
                                                                 -----------

APPLICATION SOFTWARE--0.9%
Activant Solutions, Inc. 144A
  9.09%, 4/1/10(b)(f)                                    125         128,125

AUTOMOBILE MANUFACTURERS--1.7%
American Honda Finance Corp. 144A
  4.25%, 3/11/08(b)                                      250         249,069

BROADCASTING & CABLE TV--2.1%
Cox Communications, Inc. 6.75%,
  3/15/11                                                230         245,157
Echostar DBS Corp. 6.375%, 10/1/11                        75          73,875
                                                                 -----------
                                                                     319,032
                                                                 -----------

CASINOS & GAMING--0.8%
MGM Mirage, Inc. 6%, 10/1/09                             125         123,906

CONSUMER FINANCE--1.6%
Ford Motor Credit Co. 7.25%,
  10/25/11(d)                                            240         236,839

ELECTRIC UTILITIES--3.3%
Consumers Energy Co. Series H
  4.80%, 2/17/09                                         245         245,350
PPL Capital Funding Trust I Series
  A 4.33%, 3/1/09                                        255         248,093
                                                                 -----------
                                                                     493,443
                                                                 -----------

ENVIRONMENTAL SERVICES--0.8%
Allied Waste North America, Inc.
  6.50%, 11/15/10(d)                                     125         121,875

INTEGRATED OIL & GAS--1.6%
Conoco, Inc. 6.35%, 4/15/09                              225         239,663

PHOENIX LOW DURATION CORE PLUS BOND FUND

                                                    PAR VALUE
                                                      (000)         VALUE
                                                    ---------    -----------

DOMESTIC CORPORATE BONDS (continued)

INTEGRATED TELECOMMUNICATION SERVICES--1.7%
Sprint Capital Corp. 6.375%, 5/1/09                   $  235    $    248,213

LIFE & HEALTH INSURANCE--1.7%
Jackson National Life Global
  Funding 144A 4.536%, 2/10/10(b)(f)                     250         247,750

METAL & GLASS CONTAINERS--0.9%
Ball Corp. 6.875%, 12/15/12                              125         129,531

OIL & GAS EXPLORATION & PRODUCTION--0.9%
Forest Oil Corp. 8%, 6/15/08                             125         133,438

OTHER DIVERSIFIED FINANCIAL SERVICES--0.7%
Bosphorus Financial Services Ltd.
  144A 1.80%, 2/15/12(b)(f)                              100          99,960

PAPER PRODUCTS--0.9%
Bowater, Inc. 6.01%, 3/15/10(f)                          125         129,063

RESTAURANTS--1.6%
Yum! Brands, Inc. 7.65%, 5/15/08                         225         244,719

SPECIALIZED CONSUMER SERVICES--0.9%
Service Corp. International 7.70%,
  4/15/09                                                125         129,375
----------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $3,800,883)                                       3,729,720
----------------------------------------------------------------------------

NON-AGENCY MORTGAGE-BACKED SECURITIES--17.2%
Adjustable Rate Mortgage Trust
  05-3, 2A1 4.734%, 4/25/35(f)                           250         243,813
Bank of America Mortgage Securities
  03-10, 2A6 3.994%, 7/25/33(f)                          197         193,449
Chase Mortgage Finance Corp. 04-S3,
  3A1 6%, 3/25/34                                        157         159,101
Countrywide Home Loan Mortgage Pass
  Through Trust 04-12, 12A1 4.883%,
  8/25/34(f)                                             170         171,228
CS First Boston Mortgage Securities
  Corp. 99-C1 A2 7.29%, 9/15/41                          150         163,890
Final Maturity Amortizing Notes
  05-2 1 4%, 2/25/10                                      75          74,121
First Horizon Mortgage Pass-Through
  Trust 04-AR4, 2A1 4.445%,
  8/25/34(f)                                             179         175,328
Residential Funding Mortgage
  Securities I 05-SA1, 2A 4.916%,
  3/25/35(f)                                             224         222,951
Starwood Commercial Mortgage Trust
  99-C1A, A1 144A 6.60%, 2/3/14(b)                       286         298,622


                                                    PAR VALUE
                                                      (000)         VALUE
                                                    ---------    -----------

NON-AGENCY MORTGAGE-BACKED SECURITIES (continued)
Structured Asset Securities Corp.
  05-1, 6A1 6%, 2/25/35                               $  198    $    201,767
Washington Mutual, Inc. 3.955%,
  7/25/34(f)                                             225         218,734
Wells Fargo Bank NA 04-BB, A1
  4.586%, 1/25/35(f)                                     219         216,075
Wells Fargo Mortgage Backed
  Securities Trust  04-EE, 2A3
  3.989%, 1/25/35(f)                                     221         217,129
----------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $2,571,024)                                       2,556,208
----------------------------------------------------------------------------

FOREIGN GOVERNMENT SECURITIES--14.9%

AUSTRALIA--1.7%
Commonwealth of Australia Series
  705 7.50%, 7/15/05                                     326(i)      252,933

BRAZIL--1.7%
Federative Republic of Brazil 8%,
  4/15/14                                                167         165,761
Federative Republic of Brazil DCB-L
  3.125%, 4/15/12(f)                                      88          82,942
                                                                 -----------
                                                                     248,703
                                                                 -----------

CHILE--2.1%
Republic of Chile 5.625%, 7/23/07                        300         307,590

MEXICO--2.0%
United Mexican States 9.875%, 2/1/10                     250         297,500

NEW ZEALAND--1.7%
Commonwealth of New Zealand Series
  206 6.50%, 2/15/06                                     360(j)      256,166

PHILIPPINES--1.4%
Republic of Philippines 8.375%,
  3/12/09                                                190         200,925

RUSSIA--1.8%
Russian Federation 8.25%,
  3/31/10(g)                                             250         269,275

TURKEY--1.4%
Republic of Turkey 11.75%, 6/15/10                       175         211,969

VENEZUELA--1.1%
Republic of Venezuela 5.375%, 8/7/10                     190         169,384
----------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $2,260,727)                                       2,214,445
----------------------------------------------------------------------------

FOREIGN CORPORATE BONDS(c)--8.5%

AUSTRALIA--1.6%
Westfield Capital Corp. 144A
  4.375%, 11/15/10(b)                                    250         243,629

PHOENIX LOW DURATION CORE PLUS BOND FUND
                                                    PAR VALUE
                                                      (000)         VALUE
                                                    ---------    -----------

FOREIGN CORPORATE BONDS (continued)

CANADA--0.9%
Rogers Wireless Communications,
  Inc. 8%, 12/15/12                                   $  125    $    129,062

GERMANY--1.6%
Deutsche Telekom International
  Finance BV 8.50%, 6/15/10                              210         241,517

MEXICO--1.7%
America Movil SA de CV 3.325%,
  4/27/07(f)                                             250         250,313

NETHERLANDS--1.7%
Rabobank Nederland NV 4.70%,
  4/12/10(f)(h)                                          250         250,000

SOUTH KOREA--1.0%
Korea Development Bank 3.875%,
  3/2/09                                                 150         144,607
----------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $1,277,104)                                       1,259,128
----------------------------------------------------------------------------

LOAN AGREEMENTS--0.9%

ENVIRONMENTAL SERVICES--0.9%
Allied Waste Industries, Inc.
  Tranche Loan 5.03%, 2/24/12(f)                          91          92,128
Allied Waste North America, Inc.
  Tranche Loan A 4.78%, 2/24/12(f)                        34          34,122
----------------------------------------------------------------------------
TOTAL LOAN AGREEMENTS
(IDENTIFIED COST $125,000)                                           126,250
----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--95.9%
(IDENTIFIED COST $14,384,220)                                     14,219,232
----------------------------------------------------------------------------


                                                    PAR VALUE
                                                      (000)         VALUE
                                                    ---------    -----------

SHORT-TERM INVESTMENTS--2.8%

COMMERCIAL PAPER--2.8%
UBS Finance Delaware LLC 2.83%,
  4/1/05                                              $  420     $   420,000
----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $420,000)                                           420,000
----------------------------------------------------------------------------

TOTAL INVESTMENTS--98.7%
(IDENTIFIED COST $14,804,220)                                     14,639,232(a)

Other assets and liabilities, net--1.3%                              191,393
                                                                 -----------
NET ASSETS--100.0%                                               $14,830,625
                                                                 ===========

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $10,911 and gross depreciation of $180,053 for federal income tax purposes. At March 31, 2005, the aggregate cost of securities for federal income tax purposes was $14,808,374.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2005, these securities amounted to a value of $1,267,155 or 8.5% of net assets.
(c) Foreign Corporate Bonds are determined based on the country in which the security is issued. The country at risk is determined based on criteria described in Note 1E "Foreign Security Country Determination" in the Notes to Schedules of Investments.
(d) All or a portion segregated as collateral for when-issued securities or forward currency contracts.
(e) Principal amount is adjusted daily pursuant to the change in the Consumer Price Index.
(f) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(g) Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(h) When-issued security.
(i) Par value represents Australian Dollar.
(j) Par value represents New Zealand Dollar.

PHOENIX INSTITUTIONAL MUTUAL FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)
March 31, 2005


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of significant accounting policies consistently followed by the Phoenix Institutional Mutual Funds in the preparation of its Schedules of Investments. The preparation of the Schedules of Investments in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and contingent assets and liabilities at the date of the Schedules of Investments. Actual results could differ from those estimates.

A. SECURITY VALUATION:

   Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

   Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which in determining value utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities.

   As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

   Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the series calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

   Certain securities held by the Trust were valued on the basis of a price provided by a principal market maker. The prices provided by the principal market maker may differ from the value that would be realized if the securities were sold. At March 31, 2005, the total value of these securities represented approximately the following percentage of net assets:

Fund                                                 Percentage of Net Assets
----                                                 ------------------------

Institutional Bond                                                     5.3%

Low Duration Core Plus Bond                                            3.4

   Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

B. SECURITY TRANSACTIONS AND RELATED INCOME

   Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Trust amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

PHOENIX INSTITUTIONAL MUTUAL FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)
March 31, 2005


C. WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

   Each Fund may engage in when-issued or delayed delivery transactions. Each Fund records when-issued and delayed delivery securities on the trade date. Each Fund maintains collateral for the securities purchased.

D. FOREIGN CURRENCY TRANSLATION

   Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date.

E. FOREIGN SECURITY COUNTRY DETERMINATION

   A combination of the following criteria is used to assign the countries of risk listed in the Schedules of Investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

F. FORWARD CURRENCY CONTRACTS

   The Trust may enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the Schedules of Investments. A risk arises from the possible movements in foreign exchange rates or if counterparty does not perform under the contract. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers.

At March 31, 2005, the Low Duration Core Plus Bond Fund entered into Forward Currency Contracts as follows:


                                                           Net
                In                                         Unrealized
Contract to     Exchange        Settlement                 Appreciation
Receive         For             Date            Value      (Depreciation)
-----------     --------        ----------      -----      --------------
EUR 188,452     USD $250,000    6/02/05         $244,659   ($5,341)

EUR 56,048      USD $75,000     6/13/05           72,787    (2,213)

JPY 25,996,250  USD $250,000    6/02/05          243,872    (6,128)

JPY 7,754,175   USD $75,000     6/13/05           72,810    (2,190)
                                                           -------
                                                           (15,872)

EUR  Euro       JPY  Japanese Yen      USD  United States Dollar

PHOENIX INSTITUTIONAL MUTUAL FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)
March 31, 2005


G. LOAN AGREEMENTS:

   The Trust may invest in direct debt instruments, which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The Trust's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as an agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in loan participation, the Trust has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Trust generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Trust may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Trust purchases assignments from lenders it acquires direct rights against the borrower on the loan. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling to pay the principal and interest when due.

NOTE 2 -CREDIT RISK AND ASSET CONCENTRATION

   In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts.

   Certain Funds may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if a Fund did not concentrate its investments in such sectors.

   High yield debt securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high yield securities may be complex, and as a result, it may be more difficult for the adviser and/or sub adviser to accurately predict risk.


NOTE 3--ILLIQUID AND RESTRICTED SECURITIES

   Investments shall be considered illiquid if they cannot be disposed of in seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining illiquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are footnoted as such at the end of the Fund's Schedule of Investments where applicable.

   Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933. Generally, 144A securities are excluded from this category, except where defined as illiquid.

PHOENIX INSTITUTIONAL MUTUAL FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)
March 31, 2005


At March 31, 2005, the Institutional Bond Fund held the following restricted security:


                                                              Market            % of
                           Acquisition      Acquisition       Value             Net Assets
                           Date             Cost              at 3/31/05        at 3/31/05
                           ----------------------------------------------------------------

Northampton Pulp LLC       12/30/99         $184,367          $3,128            0%

     The Fund will bear any costs, including those involved in registration under the Securities Act of 1933, in connection with the disposition of such securities.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Phoenix Institutional Mutual Funds
            ---------------------------------------------------------------

By (Signature and Title)*  /s/ George R. Aylward
                         --------------------------------------------------
                           George R. Aylward, Executive Vice President
                           (principal executive officer)

Date           May 26, 2005
    -----------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ George R. Aylward
                         --------------------------------------------------
                           George R. Aylward, Executive Vice President
                           (principal executive officer)

Date           May 26, 2005
    -----------------------------------------------------------------------


By (Signature and Title)*  /s/ Nancy G. Curtiss
                         --------------------------------------------------
                           Nancy G. Curtiss, Treasurer and Chief Financial
                           Officer
                           (principal financial officer)

Date           May 23, 2005
    -----------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.